Non-current financial debt (Details 2) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Straight bonds	$ 28,298			$ 22,167
4.4% USD 1 000 million bond 2010/2020 of Novartis Capital Corporation, New York United States, issued at 99.237% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%	4.40%	4.40%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2010
Borrowings, maturity year	2020
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.237%
Straight bonds				1,000
2.4% USD 1 500 million bond 2012/2022 of Novartis Capital Corporation, New York United States, issued at 99.225% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.40%	2.40%	2.40%
Borrowings, original currency	USD
Notional amount	$ 1,500
Borrowings, issuance year	2012
Borrowings, maturity year	2022
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.225%
Straight bonds	$ 1,497			1,495
3.7% USD 500 million bond 2012/2042 of Novartis Capital Corporation, New York United States, issued at 98.325% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.70%	3.70%	3.70%
Borrowings, original currency	USD
Notional amount	$ 500
Borrowings, issuance year	2012
Borrowings, maturity year	2042
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.325%
Straight bonds	$ 490			489
3.4% USD 2 150 million bond 2014/2024 of Novartis Capital Corporation, New York United States, issued at 99.287% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.40%	3.40%	3.40%
Borrowings, original currency	USD
Notional amount	$ 2,150
Borrowings, issuance year	2014
Borrowings, maturity year	2024
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.287%
Straight bonds	$ 2,142			2,139
4.4% USD 1 850 million bond 2014/2044 of Novartis Capital Corporation, New York United States, issued at 99.196% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%	4.40%	4.40%
Borrowings, original currency	USD
Notional amount	$ 1,850
Borrowings, issuance year	2014
Borrowings, maturity year	2044
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.196%
Straight bonds	$ 1,826			1,825
0.75% EUR 600 million bond 2014/2021 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.134% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.75%	0.75%	0.75%
Borrowings, original currency	EUR
Notional amount | €		€ 600
Borrowings, issuance year	2014
Borrowings, maturity year	2021
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.134%
Straight bonds	$ 737			670
1.625% EUR 600 million bond 2014/2026 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.697% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.625%	1.625%	1.625%
Borrowings, original currency	EUR
Notional amount | €		€ 600
Borrowings, issuance year	2014
Borrowings, maturity year	2026
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.697%
Straight bonds	$ 735			670
0.25% CHF 500 million bond 2015/2025 of Novartis AG Basel Switzerland, issued at 100.64% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.25%	0.25%	0.25%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 500
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.64%
Straight bonds	$ 568			517
0.625% CHF 550 million bond 2015/2029 of Novartis AG Basel Switzerland, issued at 100.502% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 550
Borrowings, issuance year	2015
Borrowings, maturity year	2029
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.502%
Straight bonds	$ 625			568
1.050% CHF 325 million bond 2015/2035 of Novartis AG Basel Switzerland, issued at 100.479% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.05%	1.05%	1.05%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 325
Borrowings, issuance year	2015
Borrowings, maturity year	2035
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.479%
Straight bonds	$ 369			336
3.0% USD 1 750 million bond 2015/2025 of Novartis Capital Corporation, New York United States, issued at 99.010% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.00%	3.00%	3.00%
Borrowings, original currency	USD
Notional amount	$ 1,750
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.01%
Straight bonds	$ 1,737			1,735
4.0% USD 1 250 million bond 2015/2045 of Novartis Capital Corporation, New York United States, issued at 98.029% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.00%	4.00%	4.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2015
Borrowings, maturity year	2045
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.029%
Straight bonds	$ 1,220			1,219
0.125% EUR 1 250 million bond 2016/2023 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.127% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.125%	0.125%	0.125%
Borrowings, original currency	EUR
Notional amount | €		€ 1,250
Borrowings, issuance year	2016
Borrowings, maturity year	2023
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.127%
Straight bonds	$ 1,530			1,392
0.625% EUR 500 million bond 2016/2028 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 98.48% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	EUR
Notional amount | €		€ 500
Borrowings, issuance year	2016
Borrowings, maturity year	2028
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	98.48%
Straight bonds	$ 607			553
1.800% USD 1'000 million 2017/2020 of Novartis Capital Corporation, New York, United States, issued at 99.609% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.80%	1.80%	1.80%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2020
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.609%
Straight bonds				1,000
2.400% USD 1'000 million 2017/2022 of Novartis Capital Corporation, New York, United States, issued at 99.449% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.40%	2.40%	2.40%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2022
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.449%
Straight bonds	$ 998			996
3.100% USD 1'000 million 2017/2027 of Novartis Capital Corporation, New York, United States, issued at 99.109% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.10%	3.10%	3.10%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.109%
Straight bonds	$ 992			990
0.000% EUR 1'250 million 2017/2021 of Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.133% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.00%	0.00%	0.00%
Borrowings, original currency	EUR
Notional amount | €		€ 1,250
Borrowings, issuance year	2017
Borrowings, maturity year	2021
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.133%
Straight bonds	$ 1,536			1,396
1.125% EUR 600 million 2017/2027 of Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.874% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.125%	1.125%	1.125%
Borrowings, original currency	EUR
Notional amount | €		€ 600
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.874%
Straight bonds	$ 735			670
0.500% EUR 750 million 2018/2023 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.655% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.50%	0.50%	0.50%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2023
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.655%
Straight bonds	$ 919			837
1.375% EUR 750 million 2018/2030 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.957% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.375%	1.375%	1.375%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.957%
Straight bonds	$ 920			838
1.700% EUR 750 million 2018/2038 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.217% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.70%	1.70%	1.70%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2038
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.217%
Straight bonds	$ 913			$ 832
1.750% USD 1 000 million 2020/2025 Novartis Capital Corporation, New York, United States, issued at 99.852% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.75%	1.75%	1.75%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2020
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.852%
Straight bonds	$ 996
2.000% USD 1 250 million 2020/2027 Novartis Capital Corporation, New York, United States, issued at 99.909% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.00%	2.00%	2.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2020
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.909%
Straight bonds	$ 1,245
2.200% USD 1 500 million 2020/2030 Novartis Capital Corporation, New York, United States, issued at 99.869% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.20%	2.20%	2.20%
Borrowings, original currency	USD
Notional amount	$ 1,500
Borrowings, issuance year	2020
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.869%
Straight bonds	$ 1,493
2.750% USD 1 250 million 2020/2050 Novartis Capital Corporation, New York, United States, issued at 97.712% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.75%	2.75%	2.75%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2020
Borrowings, maturity year	2050
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	97.712%
Straight bonds	$ 1,213
0.000% 1 EUR 1 850 million 2020/2028 Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.354% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.00%	0.00%	0.00%
Borrowings, original currency	EUR
Notional amount | €		€ 1,850
Borrowings, issuance year	2020
Borrowings, maturity year	2028
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.354%
Straight bonds	$ 2,255
Borrowings interest rate step up	0.25%	0.25%	0.25%